Receivable - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,766	$ 13,884
Retail note and finance lease receivables [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	7,643	7,695
Wholesale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 6,123	$ 6,189